Employee Benefit Plans - Components of Net Periodic Pension Expense and Other Post-Retirement Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Curtailment and settlement gains recognized				$ (0.3)
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	0.2	0.5	0.6
Interest cost	3.3	2.9	9.8	8.8
Expected return on plan assets	(3.8)	(4.0)	(11.3)	(12.0)
Amortization of prior service costs and unrecognized loss		0.9		2.8
Curtailment and settlement gains recognized				(0.3)
Net periodic pension benefit cost	(0.4)		(1.0)	(0.1)
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	0.1	0.3	0.4
Interest cost	0.2	0.1	0.5	0.4
Amortization of prior service costs and unrecognized loss		0.1	0.1	0.2
Net periodic pension benefit cost	$ 0.3	$ 0.3	$ 0.9	$ 1.0